ACCRUED PAYROLL AND RELATED EXPENSES (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Payroll And Related Expenses
Payroll tax liabilities, penalties	$ 3,914,410	$ 4,001,470	$ 3,864,055